FAIR VALUE MEASUREMENTS - Measured on a Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 17,844	$ 17,841
Total financial liabilities	7,013	7,881
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	84	66
Cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,368	961
Investment in equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	15	15
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	101	177
Investments in marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,480	994
Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 1 | Cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,368	961
Level 1 | Investment in equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 1 | Investments in marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,480	994
Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	84	66
Level 2 | Cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 2 | Investment in equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	101	177
Level 2 | Investments in marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 3 | Cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 3 | Investment in equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	15	15
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Level 3 | Investments in marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 0	$ 0